Goodwill	12 Months Ended
Dec. 31, 2011
GOODWILL [Abstract]
GOODWILL

13. GOODWILL

The changes in the carrying amount of goodwill from significant acquisitions are as follows:

	Actoz	Chengdu Aurora	Shanghai Shulong	Chengdu Simo	Goldcool	Mochi	Eyedentity	Others	Total
	RMB
Balance as of December 31, 2009	86,479	26,130	3,934	53,532	-	-	-	-	170,075
Acquisitions in 2010	-	-	-	-	25,077	163,617	123,425	4,713	316,832

Balance as of December 31, 2010	86,479	26,130	3,934	53,532	25,077	163,617	123,425	4,713	486,907
Acquisitions in 2011	-	-	-	-	-	-	-	5,209	5,209

Balance as of December 31, 2011	86,479	26,130	3,934	53,532	25,077	163,617	123,425	9,922	492,116

Goodwill arising from business combination completed in 2010 and 2011 has been allocated to the respective reporting unit of the Group. Goodwill is not amortized but is reviewed annually for impairment. The Group performed goodwill impairment tests in October of 2010 and 2011, and determined that the Group's goodwill was not impaired.